Distribution and Selling Expenses (Details) - Schedule of distribution and selling expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Distribution and Selling Expenses [Abstract]
Outsourced service fee	$ 403,458	$ 1,212,403
Advertisement		140,704
Others	317,930	736
Total	$ 721,388	$ 1,353,843